Employee Benefit Plans (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Change in projected benefit obligation:
Balance, January 1	$ 19,977	$ 14,852
Service cost	1,325	981	$ 1,174
Interest cost	838	732	646
Actuarial (loss) gain	(1,084)	(3,813)
Benefits paid	(455)	(401)
Balance, December 31	20,601	19,977	14,852
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value, January 1	14,933	13,532
Actual return on plan assets	(75)	1,118
Employer contribution	716	725
Expenses paid	(88)	(41)
Benefits paid	(455)	(401)
Fair value, December 31	15,031	14,933	$ 13,532
Funded status at end of year	(5,570)	(5,044)
Accumulated benefit obligation	$ 16,550	$ 16,595